LIFE INSURANCE SETTLEMENT POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Schedule of Life Settlement Contracts, Fair Value Method	The following tables summarize the Company’s life insurance policies grouped by remaining life expectancy as of September 30, 2023:
Policies Carried at Fair Value—

Remaining Life Expectancy (Years)	Policies	Face Value	Fair Value
0-1	0	$—	$—
1-2	8	10,639,000	8,018,927
2-3	13	26,725,000	8,912,395
3-4	36	69,378,938	28,670,576
4-5	26	22,391,998	8,115,654
Thereafter	145	174,470,094	29,867,822

	228	$303,605,030	$83,585,374

The following tables summarize the Company’s life insurance policies grouped by remaining life expectancy as of December 31, 2022:
Policies Carried at Fair Value—

Remaining Life Expectancy (Years)	Number of Life Insurance Policies	Face Value	Fair Value
0-1	—	$—	$—
1-2	1	200,000	160,000
2-3	11	3,085,549	2,274,406
3-4	1	2,200,000	1,406,451
4-5	1	1,000,000	526,416
Thereafter	21	33,606,605	9,442,079

	35	$40,092,154	$13,809,352

Schedule of Life Settlement Contracts, Investment Method
Policies accounted for using the investment method—

Remaining Life Expectancy (Years)	Number of Life Insurance Policies	Face Value	Carrying Value
0-1	0	$—	$—
1-2	1	500,000	329,714
2-3	2	1,500,000	437,775
3-4	1	8,000,000	82,869
4-5	2	500,000	320,110
Thereafter	6	26,800,000	2,946,031

	12	$37,300,000	$4,116,499

Estimated premiums to be paid by the Company for its portfolio accounted for using the investment method during each of the five succeeding calendar years and thereafter as of September 30, 2023, are as follows:

2023 remaining	$59,184
2024	411,445
2025	403,224
2026	97,789
2027	71,775
Thereafter	654,558

Total	$1,697,975

Policies accounted for using the investment method—

Remaining Life Expectancy (Years)	Number of Life Insurance Policies	Face Value	Carrying Value
0-1	1	$3,000,000	$1,220,000
1-2	1	500,000	327,683
2-3	2	2,000,000	1,039,088
3-4	1	500,000	260,000
4-5	2	3,850,000	845,000
Thereafter	11	32,480,000	5,024,340

	18	$42,330,000	$8,716,111

Estimated premiums to be paid by the Company for its portfolio accounted for using the investment method during each of the five succeeding calendar years and thereafter as of December 31, 2022, are as follows:

2023	$799,201
2024	896,961
2025	895,559
2026	981,749
2027	1,096,323
Thereafter	4,197,118

Total	$8,866,912